Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Net Income Per Share, Basic and Diluted	Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	50,544	292,170	173,324

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	71,771,033	208,156,507	208,812,049
Dilutive effect of share options	7,819,747	7,699,070	6,811,724
Denominator for diluted calculation	79,590,780	215,855,577	215,623,773

Basic net income per ordinary share	0.70	1.40	0.83
Diluted net income per ordinary share	0.64	1.35	0.80